PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.8%
Asset-Backed Security 0.2%
Credit Cards
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7 (cost $116,855)	3.960%	10/13/30	100	$114,799
Commercial Mortgage-Backed Securities 5.4%
BANK, Series 2020-BN29, Class A3	1.742	11/15/53	100	96,870
Barclays Commercial Mortgage Trust, Series 2019-C04, Class A4	2.661	08/15/52	100	102,951
Benchmark Mortgage Trust,
Series 2018-B03, Class A3	3.746	04/10/51	30	31,789
Series 2020-B19, Class A3	1.787	09/15/53	175	175,106
Series 2020-B21, Class A4	1.704	12/17/53	100	96,003
Series 2021-B23, Class A4A1	1.823	02/15/54	200	195,079
Series 2021-B30, Class A4	2.329	11/15/54	150	151,496

CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	90	95,398
CD Mortgage Trust, Series 2017-CD06, Class A3	3.104	11/13/50	40	41,269
Citigroup Commercial Mortgage Trust,
Series 2016-P06, Class A4	3.458	12/10/49	125	133,636
Series 2017-P08, Class A3	3.203	09/15/50	75	79,513
Commercial Mortgage Trust,
Series 2015-PC01, Class A4	3.620	07/10/50	154	159,026
Series 2016-DC02, Class A5	3.765	02/10/49	25	27,058

CSAIL Commercial Mortgage Trust, Series 2016-C07, Class A4	3.210	11/15/49	43	45,664
GS Mortgage Securities Trust, Series 2020-GC47, Class A4	2.125	05/12/53	100	99,991
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR04, Class A3	3.763	03/10/52	125	135,831
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	19	19,467
Series 2016-JP04, Class A3	3.393	12/15/49	125	134,087
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3	3.077	03/15/48	66	67,971
Series 2016-C32, Class A3	3.459	12/15/49	125	132,658
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3	3.337	12/15/49	125	131,236

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Capital I Trust, (cont’d.)
Series 2021-L06, Class A3	2.196%	06/15/54	225	$223,922
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A3	3.720	02/15/51	200	219,439
Series 2018-C09, Class ASB	4.090	03/15/51	60	65,648
Series 2018-C11, Class A3	4.312	06/15/51	75	79,034
Series 2018-C13, Class A3	4.069	10/15/51	200	218,618
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	125	133,038
Series 2017-C39, Class A3	2.878	09/15/50	100	102,149
Series 2020-C55, Class A4	2.474	02/15/53	125	127,928

Total Commercial Mortgage-Backed Securities (cost $3,249,159)				3,321,875
Corporate Bonds 26.1%
Aerospace & Defense 0.9%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	50	50,121
Sr. Unsec’d. Notes	2.250	06/15/26	15	15,152
Sr. Unsec’d. Notes	2.700	02/01/27	20	20,525
Sr. Unsec’d. Notes	3.100	05/01/26	10	10,463
Sr. Unsec’d. Notes	3.600	05/01/34	30	31,212
Sr. Unsec’d. Notes	3.900	05/01/49	10	10,669
Sr. Unsec’d. Notes	4.508	05/01/23	45	47,183
Sr. Unsec’d. Notes	5.805	05/01/50	70	95,951

General Dynamics Corp., Gtd. Notes	3.250	04/01/25	105	111,799
Lockheed Martin Corp., Sr. Unsec’d. Notes	2.900	03/01/25	20	21,099
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750	06/01/43	20	25,565
Raytheon Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	25	28,332
Teledyne Technologies, Inc., Gtd. Notes	2.250	04/01/28	65	65,382
				533,453

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture 0.2%
Altria Group, Inc.,
Gtd. Notes	3.400%	02/04/41	70	$65,343
Gtd. Notes	4.800	02/14/29	5	5,699
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.215	09/06/26	15	15,766
Gtd. Notes	3.557	08/15/27	30	31,741
Gtd. Notes	4.700	04/02/27	10	11,133

Philip Morris International, Inc., Sr. Unsec’d. Notes	1.125	05/01/23	10	10,092
				139,774
Airlines 0.2%
Southwest Airlines Co.,
Sr. Unsec’d. Notes	2.625	02/10/30	20	20,220
Sr. Unsec’d. Notes	4.750	05/04/23	40	42,309
Sr. Unsec’d. Notes	5.125	06/15/27	50	57,685

United Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150	10/11/25	20	21,283
				141,497
Auto Manufacturers 0.4%
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	15	20,463
Sr. Unsec’d. Notes	6.600	04/01/36	10	13,493
Sr. Unsec’d. Notes	6.750	04/01/46	70	101,249

General Motors Financial Co., Inc., Gtd. Notes	4.000	01/15/25	85	90,955
				226,160
Banks 5.6%
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	165	167,217
Sr. Unsec’d. Notes, MTN	3.970(ff)	03/05/29	345	382,001
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	55	66,341

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.645(ff)	06/24/31	160	160,154

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.572%(ff)	06/03/31	80	$80,598
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	35	35,554
Sr. Unsec’d. Notes	2.904(ff)	11/03/42	15	14,862
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	115	119,729
Sr. Unsec’d. Notes	3.400	05/01/26	45	48,464
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	60	64,851
Sr. Unsec’d. Notes	3.980(ff)	03/20/30	30	33,320
Sr. Unsec’d. Notes	4.075(ff)	04/23/29	50	55,654
Sr. Unsec’d. Notes	4.650	07/30/45	20	25,893

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes	4.550	04/17/26	100	111,136
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, Series D	5.000	02/14/22	50	50,621
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	75	71,658
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	100	109,510
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	180	201,623

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.583(ff)	06/19/29	85	96,026
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	35	35,405
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	50	50,359
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	15	15,403
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	260	280,726
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	95	108,085
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	65	74,093
Sub. Notes	3.875	09/10/24	60	64,511
Morgan Stanley,
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	65	68,559
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	170	186,571
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	70	80,083
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	40	37,653
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	90	85,687

NatWest Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.269(ff)	03/22/25	25	26,757
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900	04/29/24	50	53,443
Truist Bank, Sr. Unsec’d. Notes	2.750	05/01/23	20	20,635

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Truist Financial Corp., Sr. Unsec’d. Notes	2.700%	01/27/22	20	$20,073
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000	10/23/26	55	58,079
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	45	45,513
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	195	202,062
				3,408,909
Beverages 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	20	24,191
Gtd. Notes	4.900	02/01/46	100	127,542
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.750	01/23/29	90	105,646
Gtd. Notes	5.550	01/23/49	20	28,033
Constellation Brands, Inc.,
Gtd. Notes	3.700	12/06/26	25	27,350
Gtd. Notes	4.400	11/15/25	10	11,096
Sr. Unsec’d. Notes	2.250	08/01/31	60	58,782

PepsiCo, Inc., Sr. Unsec’d. Notes	2.750	03/05/22	75	75,620
				458,260
Biotechnology 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.600	08/19/26	170	177,549
Sr. Unsec’d. Notes	2.800	08/15/41	25	24,289

Regeneron Pharmaceuticals, Inc., Sr. Unsec’d. Notes	2.800	09/15/50	15	14,152
				215,990
Building Materials 0.2%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	2.400	07/15/31	20	19,969
Sr. Unsec’d. Notes, Series CB	2.500	03/15/30	30	30,455

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Owens Corning,
Sr. Unsec’d. Notes	4.200%	12/01/24	35	$37,800
Sr. Unsec’d. Notes	4.300	07/15/47	40	46,855

Vulcan Materials Co., Sr. Unsec’d. Notes	4.500	06/15/47	15	18,606
				153,685
Chemicals 0.7%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.625	05/15/26	50	54,190
Sr. Unsec’d. Notes	4.625	10/01/44	20	24,603

DuPont de Nemours, Inc., Sr. Unsec’d. Notes	4.493	11/15/25	60	66,775
FMC Corp.,
Sr. Unsec’d. Notes	3.450	10/01/29	15	16,145
Sr. Unsec’d. Notes	4.500	10/01/49	25	30,245

LYB International Finance BV, Gtd. Notes	4.875	03/15/44	35	43,274
LYB International Finance III LLC,
Gtd. Notes	3.375	05/01/30	75	80,834
Gtd. Notes	3.375	10/01/40	5	5,178
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	3.500	06/01/23	45	46,631
Sr. Unsec’d. Notes	5.250	01/15/45	25	33,644

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.500	06/01/47	10	12,487
				414,006
Commercial Services 0.4%
Automatic Data Processing, Inc., Sr. Unsec’d. Notes	1.700	05/15/28	20	19,911
California Institute of Technology, Sr. Unsec’d. Notes	3.650	09/01/2119	15	17,450
Cintas Corp. No. 2, Gtd. Notes	3.700	04/01/27	20	22,030
Equifax, Inc.,
Sr. Unsec’d. Notes	2.350	09/15/31	15	14,712
Sr. Unsec’d. Notes	2.600	12/01/24	30	31,252

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

IHS Markit Ltd., Sr. Unsec’d. Notes	4.125%	08/01/23	5	$5,267
Massachusetts Institute of Technology, Sr. Unsec’d. Notes, Series F	2.989	07/01/50	35	38,814
President & Fellows of Harvard College, Unsec’d. Notes	3.150	07/15/46	9	10,110
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	5	5,879
Unsec’d. Notes, Series 2020	2.396	10/01/50	15	14,684

University of Southern California, Unsec’d. Notes, Series 2017	3.841	10/01/47	10	12,259
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.125	09/12/22	20	20,595
Yale University, Unsec’d. Notes, Series 2020	2.402	04/15/50	45	44,514
				257,477
Computers 0.4%
Apple, Inc.,
Sr. Unsec’d. Notes	3.250	02/23/26	115	123,891
Sr. Unsec’d. Notes	3.850	08/04/46	50	59,433

Genpact Luxembourg Sarl/Genpact USA, Inc., Gtd. Notes	1.750	04/10/26	35	34,973
Teledyne FLIR LLC, Sr. Unsec’d. Notes	2.500	08/01/30	5	5,023
				223,320
Diversified Financial Services 0.5%
Capital One Bank USA NA, Sub. Notes	3.375	02/15/23	20	20,680
Discover Financial Services, Sr. Unsec’d. Notes	4.100	02/09/27	20	21,996
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	3.373	11/15/25	125	134,836
Jefferies Group LLC, Sr. Unsec’d. Notes	2.750	10/15/32	55	54,507
Mastercard, Inc., Sr. Unsec’d. Notes	3.375	04/01/24	15	15,922

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series KK	3.550%	01/15/24	25	$26,477
U.S. Gov’t. Gtd. Notes, Series PP	1.400	07/15/28	45	44,242
				318,660
Electric 2.6%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.450	05/15/51	20	21,210
Sr. Unsec’d. Notes	3.800	10/01/47	30	32,975
Sr. Unsec’d. Notes, Series I	2.100	07/01/30	25	24,323

AEP Transmission Co. LLC, Sr. Unsec’d. Notes	3.750	12/01/47	15	17,188
Alabama Power Co., Sr. Unsec’d. Notes	3.850	12/01/42	10	11,403
Ameren Illinois Co., Sr. Sec’d. Notes	4.150	03/15/46	25	30,691
Arizona Public Service Co., Sr. Unsec’d. Notes	2.600	08/15/29	5	5,140
Atlantic City Electric Co., First Mortgage	2.300	03/15/31	10	10,089
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125	04/01/36	80	109,890
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950	03/01/48	20	24,215
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.950	03/01/30	20	20,812
Commonwealth Edison Co., First Mortgage	4.600	08/15/43	45	56,877
Dominion Energy South Carolina, Inc., First Mortgage	5.450	02/01/41	20	27,335
DTE Electric Co., General Ref. Mortgage	3.750	08/15/47	20	23,388
Duke Energy Carolinas LLC,
First Mortgage	4.250	12/15/41	15	17,888
First Ref. Mortgage	4.000	09/30/42	40	46,120

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	75	78,346
Duke Energy Florida LLC, First Mortgage	6.350	09/15/37	15	21,802

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Duke Energy Indiana LLC, First Mortgage, Series YYY	3.250%	10/01/49	20	$21,101
Emera US Finance LP (Canada), Gtd. Notes, 144A	2.639	06/15/31	50	49,869
Entergy Louisiana LLC, Collateral Trust	4.200	04/01/50	5	6,136
Entergy Texas, Inc., First Mortgage	1.750	03/15/31	45	42,327
Evergy Kansas Central, Inc., First Mortgage	4.125	03/01/42	15	17,685
Eversource Energy, Sr. Unsec’d. Notes, Series R	1.650	08/15/30	15	14,155
Exelon Corp., Sr. Unsec’d. Notes	5.625	06/15/35	5	6,447
Florida Power & Light Co.,
First Mortgage	3.800	12/15/42	15	17,557
First Mortgage	5.250	02/01/41	25	33,890

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	7	7,368
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	10	11,797
Nevada Power Co., General Ref. Mortgage, Series R	6.750	07/01/37	10	14,833
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.750	11/01/29	25	25,935
Northern States Power Co., First Mortgage	3.600	09/15/47	10	11,484
Pacific Gas & Electric Co.,
First Mortgage	1.750	06/16/22	30	29,969
First Mortgage	3.950	12/01/47	40	39,652
First Mortgage	4.000	12/01/46	15	14,893
First Mortgage	4.500	07/01/40	15	15,666
PacifiCorp,
First Mortgage	2.700	09/15/30	25	25,979
First Mortgage	2.900	06/15/52	15	14,876
First Mortgage	5.250	06/15/35	45	57,335
First Mortgage	6.000	01/15/39	15	20,946

PECO Energy Co., First Mortgage	2.800	06/15/50	5	5,010

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
PPL Electric Utilities Corp.,
First Mortgage	4.125%	06/15/44	15	$17,983
First Mortgage	4.150	10/01/45	20	24,520
First Mortgage	6.250	05/15/39	10	14,448
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	5	5,746
First Mortgage, MTN	3.650	09/01/28	25	27,786
First Ref. Mortgage, MTN	3.950	05/01/42	10	11,711
Puget Energy, Inc.,
Sr. Sec’d. Notes	2.379	06/15/28	5	4,951
Sr. Sec’d. Notes	3.650	05/15/25	20	21,257
Sr. Sec’d. Notes	4.100	06/15/30	40	43,935
San Diego Gas & Electric Co.,
First Mortgage, Series RRR	3.750	06/01/47	5	5,732
First Mortgage, Series UUU	3.320	04/15/50	25	26,712

Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48	15	16,989
Southern California Edison Co.,
First Ref. Mortgage	4.000	04/01/47	20	22,273
First Ref. Mortgage	4.650	10/01/43	40	47,503
First Ref. Mortgage, Series C	3.500	10/01/23	50	52,265

Tampa Electric Co., Sr. Unsec’d. Notes	4.450	06/15/49	15	19,131
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	6.000	05/15/37	20	27,748
Sr. Unsec’d. Notes, Series B	6.000	01/15/36	10	13,673
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	0.500	10/15/23	15	14,946
Sr. Unsec’d. Notes	1.750	03/15/27	25	24,944
Sr. Unsec’d. Notes	4.000	06/15/28	70	78,406
				1,607,261
Electronics 0.1%
Agilent Technologies, Inc., Sr. Unsec’d. Notes	2.300	03/12/31	50	49,671
Foods 0.2%
Hormel Foods Corp., Sr. Unsec’d. Notes	0.650	06/03/24	30	29,886

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Mondelez International, Inc., Sr. Unsec’d. Notes	2.750%	04/13/30	20	$20,822
Tyson Foods, Inc., Sr. Unsec’d. Notes	4.000	03/01/26	60	65,875
				116,583
Forest Products & Paper 0.0%
International Paper Co., Sr. Unsec’d. Notes	5.000	09/15/35	10	12,379
Gas 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	3.375	09/15/49	10	10,754
NiSource, Inc.,
Sr. Unsec’d. Notes	4.800	02/15/44	10	12,460
Sr. Unsec’d. Notes	5.250	02/15/43	30	39,203

Southern California Gas Co., First Mortgage	3.750	09/15/42	10	11,138
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43	25	29,217
				102,772
Healthcare-Products 0.1%
Abbott Laboratories, Sr. Unsec’d. Notes	4.900	11/30/46	5	6,947
Stryker Corp.,
Sr. Unsec’d. Notes	3.375	05/15/24	10	10,558
Sr. Unsec’d. Notes	3.375	11/01/25	10	10,753
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	2.800	10/15/41	15	15,099
Sr. Unsec’d. Notes	4.133	03/25/25	10	10,915
				54,272
Healthcare-Services 1.6%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.387	10/15/49	15	16,939

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	50	$50,868
AHS Hospital Corp., Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	10	10,007
Anthem, Inc.,
Sr. Unsec’d. Notes	3.650	12/01/27	90	98,757
Sr. Unsec’d. Notes	4.625	05/15/42	35	43,027

Ascension Health, Sr. Unsec’d. Notes, Series B	2.532	11/15/29	15	15,643
Baylor Scott & White Holdings, Unsec’d. Notes, Series 2021	1.777	11/15/30	30	29,249
Children’s Health System of Texas, Unsec’d. Notes	2.511	08/15/50	10	9,452
Children’s Hospital Corp. (The), Gtd. Notes, Series 2017	4.115	01/01/47	10	12,607
CommonSpirit Health, Sr. Sec’d. Notes	2.760	10/01/24	20	20,865
HCA, Inc., Sr. Sec’d. Notes	3.500	07/15/51	40	40,625
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	20	24,844
Unsec’d. Notes, Series 2021	2.810	06/01/41	70	70,894
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes	5.000	07/01/42	30	40,719
Unsec’d. Notes, Series 2020	2.955	01/01/50	10	10,332

Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	25	24,607
Mount Sinai Hospitals Group, Inc., Sec’d. Notes, Series 2019	3.737	07/01/49	10	11,081
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	45	56,503
NYU Langone Hospitals, Sec’d. Notes	4.368	07/01/47	15	18,056
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31	30	30,156
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	5	5,008
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	15	14,699

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532%	10/01/29	10	$10,370
Unsec’d. Notes, Series H	2.746	10/01/26	30	31,549

Sentara Healthcare, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	15	15,680
Stanford Health Care,
Unsec’d. Notes	3.027	08/15/51	30	31,806
Unsec’d. Notes, Series 2018	3.795	11/15/48	15	18,063

Sutter Health, Unsec’d. Notes, Series 2018	4.091	08/15/48	45	54,647
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	30	31,296
Sr. Unsec’d. Notes	3.750	07/15/25	90	98,165
Sr. Unsec’d. Notes	4.250	06/15/48	25	31,310
				977,824
Insurance 0.6%
American International Group, Inc., Sr. Unsec’d. Notes	4.500	07/16/44	90	109,777
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	45	50,056
Chubb Corp. (The), Gtd. Notes	6.000	05/11/37	15	21,493
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	25	27,723
Sr. Unsec’d. Notes	3.950	05/15/24	35	37,307

Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50	25	26,639
Lincoln National Corp., Sr. Unsec’d. Notes	3.050	01/15/30	5	5,274
Loews Corp., Sr. Unsec’d. Notes	3.200	05/15/30	15	16,041
Markel Corp.,
Sr. Unsec’d. Notes	3.450	05/07/52	5	5,278
Sr. Unsec’d. Notes	4.300	11/01/47	15	17,925

Unum Group, Sr. Unsec’d. Notes	4.000	06/15/29	50	55,309
				372,822

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel 0.2%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	2.400%	06/15/25	10	$10,302
Sr. Unsec’d. Notes	3.450	04/15/30	60	64,458

Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250	08/10/26	20	23,214
				97,974
Lodging 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.600	04/15/24	5	5,281
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	45	47,636
				52,917
Machinery-Diversified 0.2%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	10	9,818
John Deere Capital Corp.,
Sr. Unsec’d. Notes	2.800	01/27/23	10	10,288
Sr. Unsec’d. Notes, MTN	2.800	03/06/23	30	30,931
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450	11/15/26	60	63,804
Gtd. Notes	4.950	09/15/28	30	34,432
				149,273
Media 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.700	04/01/51	115	112,724
Sr. Sec’d. Notes	3.900	06/01/52	5	5,052
Sr. Sec’d. Notes	4.800	03/01/50	15	17,017
Sr. Sec’d. Notes	5.375	04/01/38	45	54,065
Sr. Sec’d. Notes	6.484	10/23/45	50	68,863
Comcast Corp.,
Gtd. Notes	3.450	02/01/50	35	37,742
Gtd. Notes	3.750	04/01/40	10	11,194
Gtd. Notes, 144A	2.937	11/01/56	19	18,322
Gtd. Notes, 144A	2.987	11/01/63	52	49,891

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Discovery Communications LLC,
Gtd. Notes	4.000%	09/15/55	76	$80,695
Gtd. Notes	4.125	05/15/29	20	22,221
Gtd. Notes	5.300	05/15/49	30	38,139
ViacomCBS, Inc.,
Sr. Unsec’d. Notes	3.875	04/01/24	20	21,209
Sr. Unsec’d. Notes	5.850	09/01/43	20	27,284

Walt Disney Co. (The), Gtd. Notes	7.300	04/30/28	35	46,070
				610,488
Mining 0.5%
Barrick North America Finance LLC (Canada),
Gtd. Notes	5.700	05/30/41	50	68,474
Gtd. Notes	5.750	05/01/43	30	41,674

Barrick PD Australia Finance Pty Ltd. (Canada), Gtd. Notes	5.950	10/15/39	20	27,494
Kinross Gold Corp. (Canada), Gtd. Notes	4.500	07/15/27	65	73,203
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	20	19,693
Gtd. Notes	2.800	10/01/29	45	46,351
Gtd. Notes	5.450	06/09/44	15	20,352
				297,241
Miscellaneous Manufacturing 0.2%
Carlisle Cos., Inc., Sr. Unsec’d. Notes	2.200	03/01/32	50	48,231
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	15	17,081
Textron, Inc., Sr. Unsec’d. Notes	2.450	03/15/31	50	49,788
				115,100
Oil & Gas 0.8%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.750	02/15/52	15	15,138

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Chevron Corp., Sr. Unsec’d. Notes	3.078%	05/11/50	5	$5,358
ConocoPhillips,
Gtd. Notes, 144A	2.400	02/15/31	15	15,142
Gtd. Notes, 144A	3.750	10/01/27	35	38,522
Gtd. Notes, 144A	4.300	08/15/28	55	62,962

ConocoPhillips Co., Gtd. Notes	4.950	03/15/26	25	28,420
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	10	12,640
Diamondback Energy, Inc.,
Gtd. Notes	3.125	03/24/31	45	46,421
Gtd. Notes	3.500	12/01/29	35	37,336

Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.375	06/26/26	30	32,512
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	20	22,679
Equinor ASA (Norway), Gtd. Notes	3.700	04/06/50	20	23,517
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114	03/01/46	15	18,037
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.900	08/15/30	40	38,053
Sr. Unsec’d. Notes	2.150	01/15/31	20	19,328

TotalEnergies Capital International SA (France), Gtd. Notes	2.829	01/10/30	25	26,547
Valero Energy Corp., Sr. Unsec’d. Notes	4.000	04/01/29	20	21,950
				464,562
Oil & Gas Services 0.0%
Halliburton Co., Sr. Unsec’d. Notes	4.750	08/01/43	25	29,403

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers 0.1%
Berry Global, Inc.,
Sr. Sec’d. Notes	0.950%	02/15/24	30	$29,838
Sr. Sec’d. Notes	1.570	01/15/26	55	54,433
				84,271
Pharmaceuticals 1.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.250	11/21/49	55	66,261
Sr. Unsec’d. Notes	4.550	03/15/35	40	47,626
Sr. Unsec’d. Notes	4.700	05/14/45	50	62,670

Astrazeneca Finance LLC (United Kingdom), Gtd. Notes	2.250	05/28/31	15	15,191
Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	9	9,661
Cigna Corp.,
Gtd. Notes	4.500	02/25/26	120	133,622
Gtd. Notes	4.900	12/15/48	15	19,452
Sr. Unsec’d. Notes	2.375	03/15/31	20	20,042
Sr. Unsec’d. Notes	2.400	03/15/30	25	25,243
Sr. Unsec’d. Notes	3.400	03/15/50	45	47,461
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	15	16,999
Sr. Unsec’d. Notes	4.780	03/25/38	35	42,867
Sr. Unsec’d. Notes	5.050	03/25/48	20	26,307
Sr. Unsec’d. Notes	5.125	07/20/45	40	52,470

GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850	05/08/22	45	45,576
Johnson & Johnson, Sr. Unsec’d. Notes	3.625	03/03/37	30	34,831
Merck & Co., Inc.,
Sr. Unsec’d. Notes	2.400	09/15/22	100	101,247
Sr. Unsec’d. Notes	3.400	03/07/29	10	10,980
Mylan, Inc.,
Gtd. Notes	4.200	11/29/23	30	31,735
Gtd. Notes	5.200	04/15/48	75	93,326

Pfizer, Inc., Sr. Unsec’d. Notes	2.550	05/28/40	20	19,884
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	2.050	03/31/30	135	131,820

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Viatris, Inc.,
Gtd. Notes	3.850%	06/22/40	20	$21,420
Gtd. Notes	4.000	06/22/50	55	59,582

Wyeth LLC, Gtd. Notes	6.450	02/01/24	50	56,190
				1,192,463
Pipelines 1.6%
Energy Transfer LP,
Gtd. Notes	5.350	05/15/45	5	5,922
Sr. Unsec’d. Notes	3.900	07/15/26	55	59,460
Sr. Unsec’d. Notes	4.200	04/15/27	30	32,699
Sr. Unsec’d. Notes	4.750	01/15/26	40	44,251
Sr. Unsec’d. Notes	4.900	03/15/35	30	34,222
Sr. Unsec’d. Notes	5.300	04/15/47	10	11,829
Sr. Unsec’d. Notes	6.000	06/15/48	15	19,198
Sr. Unsec’d. Notes	6.625	10/15/36	10	13,004

Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	100	121,128
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	3.250	06/01/30	20	21,182
Sr. Unsec’d. Notes	3.950	03/01/50	30	32,329
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	65	64,689
Sr. Unsec’d. Notes	4.125	03/01/27	10	11,026
Sr. Unsec’d. Notes	4.500	07/15/23	20	21,034
Sr. Unsec’d. Notes	4.500	04/15/38	20	22,527
Sr. Unsec’d. Notes	4.700	04/15/48	50	58,590

ONEOK Partners LP, Gtd. Notes	3.375	10/01/22	35	35,637
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	110	113,484
Gtd. Notes	4.450	09/01/49	20	22,570
Gtd. Notes	4.950	07/13/47	10	11,865
Phillips 66 Partners LP,
Sr. Unsec’d. Notes	3.750	03/01/28	10	10,874
Sr. Unsec’d. Notes	4.900	10/01/46	25	31,595
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	25	26,084

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp., (cont’d.)
Sr. Unsec’d. Notes	3.800%	09/15/30	5	$5,285
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	55	58,262
Sr. Unsec’d. Notes	4.600	03/15/48	25	30,467
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	30	32,662
Sr. Unsec’d. Notes	4.850	03/01/48	5	6,156
				958,031
Real Estate Investment Trusts (REITs) 0.6%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	2.500	08/16/31	15	14,666
Essex Portfolio LP, Gtd. Notes	1.700	03/01/28	15	14,629
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	3.000	01/15/30	20	21,040
Kimco Realty Corp., Sr. Unsec’d. Notes	1.900	03/01/28	25	24,677
Realty Income Corp., Sr. Unsec’d. Notes	3.000	01/15/27	10	10,621
Simon Property Group LP,
Sr. Unsec’d. Notes	2.450	09/13/29	20	20,310
Sr. Unsec’d. Notes	3.375	10/01/24	70	74,375
Sr. Unsec’d. Notes	3.500	09/01/25	5	5,385
Sr. Unsec’d. Notes	3.750	02/01/24	10	10,573

Spirit Realty LP, Gtd. Notes	2.700	02/15/32	25	24,737
Ventas Realty LP, Gtd. Notes	3.850	04/01/27	10	10,952
VEREIT Operating Partnership LP, Gtd. Notes	3.100	12/15/29	45	47,820
Welltower, Inc., Sr. Unsec’d. Notes	2.700	02/15/27	10	10,437

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Weyerhaeuser Co., Sr. Unsec’d. Notes	4.000%	04/15/30	65	$72,923
WP Carey, Inc., Sr. Unsec’d. Notes	2.250	04/01/33	35	33,342
				396,487
Retail 0.4%
AutoZone, Inc.,
Sr. Unsec’d. Notes	1.650	01/15/31	5	4,721
Sr. Unsec’d. Notes	3.750	04/18/29	30	33,105
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	3.750	02/15/24	95	100,781
Sr. Unsec’d. Notes	3.900	06/15/47	25	29,975

Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.100	05/03/27	20	21,402
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700	12/09/35	25	30,704
O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	1.750	03/15/31	15	14,296
				234,984
Semiconductors 0.3%
Broadcom, Inc.,
Gtd. Notes	4.110	09/15/28	85	93,689
Gtd. Notes, 144A	3.500	02/15/41	20	19,950
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	13	12,804
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	62	64,008
				190,451
Software 0.5%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.100	03/01/41	15	15,218
Fiserv, Inc.,
Sr. Unsec’d. Notes	2.750	07/01/24	5	5,217
Sr. Unsec’d. Notes	3.850	06/01/25	15	16,230

Intuit, Inc., Sr. Unsec’d. Notes	1.350	07/15/27	5	4,902

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)

Microsoft Corp., Sr. Unsec’d. Notes	2.921%	03/17/52	37	$39,245
Oracle Corp.,
Sr. Unsec’d. Notes	2.800	04/01/27	85	88,782
Sr. Unsec’d. Notes	2.950	05/15/25	75	78,761

ServiceNow, Inc., Sr. Unsec’d. Notes	1.400	09/01/30	30	28,014
				276,369
Telecommunications 1.4%
AT&T, Inc.,
Sr. Unsec’d. Notes	1.700	03/25/26	100	100,438
Sr. Unsec’d. Notes	2.550	12/01/33	29	28,125
Sr. Unsec’d. Notes	3.500	06/01/41	110	113,246
Sr. Unsec’d. Notes	3.550	09/15/55	85	86,107
Sr. Unsec’d. Notes	3.800	12/01/57	30	31,523
T-Mobile USA, Inc.,
Sr. Sec’d. Notes	2.050	02/15/28	45	44,601
Sr. Sec’d. Notes	3.000	02/15/41	100	96,208
Sr. Sec’d. Notes	3.875	04/15/30	20	21,879
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.650	11/20/40	10	9,466
Sr. Unsec’d. Notes	3.400	03/22/41	45	47,173
Sr. Unsec’d. Notes	4.016	12/03/29	60	67,336
Sr. Unsec’d. Notes	4.522	09/15/48	143	181,278
				827,380
Transportation 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.750	04/01/24	75	79,652
CSX Corp.,
Sr. Unsec’d. Notes	3.800	03/01/28	35	38,853
Sr. Unsec’d. Notes	3.800	04/15/50	10	11,648
Union Pacific Corp.,
Sr. Unsec’d. Notes	3.000	04/15/27	15	15,991
Sr. Unsec’d. Notes	3.250	02/05/50	30	32,505

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
Union Pacific Corp., (cont’d.)
Sr. Unsec’d. Notes	3.600%	09/15/37	10	$11,212
Sr. Unsec’d. Notes	3.799	04/06/71	5	5,865
				195,726

Total Corporate Bonds (cost $15,370,195)				15,957,895
Municipal Bonds 1.0%
Arizona 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839	01/01/41	35	46,316
California 0.4%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	80	131,541
Taxable, Revenue Bonds	2.574	04/01/31	15	15,729

Los Angeles Department of Water & Power, Power System Revenue, Revenue Bonds, BABs	5.716	07/01/39	20	28,183
State of California, General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	30	50,516
				225,969
Illinois 0.0%
State of Illinois, General Obligation Unlimited, Taxable, Pension	5.100	06/01/33	25	29,059
Michigan 0.1%
Michigan Finance Authority, Taxable, Revenue Bonds	3.384	12/01/40	15	16,435
University of Michigan, Taxable, Revenue Bonds, Series B	2.437	04/01/40	25	24,927
				41,362

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey 0.1%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414%	01/01/40	60	$98,627
New York 0.1%
New York State Dormitory Authority, Taxable, Revenue Bonds, Series C	2.202	03/15/34	30	29,637
Port Authority of New York & New Jersey, Revenue Bonds	4.458	10/01/62	15	20,609
				50,246
Ohio 0.1%
JobsOhio Beverage System, Taxable, Revenue Bonds, Series A	2.833	01/01/38	5	5,174
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.048	12/01/56	12	15,933
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	25	38,279
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	10	13,617
				73,003
Texas 0.0%
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	15	16,863
Virginia 0.1%
University of Virginia, Taxable, Revenue Bonds, Series B	2.584	11/01/51	40	40,990

Total Municipal Bonds (cost $555,178)				622,435
Sovereign Bonds 1.8%
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625	03/29/41	16	26,422
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	200	216,497
Israel Government International Bond (Israel), Sr. Unsec’d. Notes	2.875	03/16/26	225	239,738

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	4.000%	10/02/23	20	$21,243
Sr. Unsec’d. Notes	4.500	04/22/29	200	223,790
Sr. Unsec’d. Notes, MTN	4.750	03/08/44	66	72,209

Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.783	01/23/31	32	31,903
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	7.750	01/14/31	100	144,010
Province of Quebec (Canada), Debentures, Series NN	7.125	02/09/24	30	34,200
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55	10	12,838
Sr. Unsec’d. Notes	5.100	06/18/50	55	71,738

Total Sovereign Bonds (cost $1,081,034)				1,094,588
U.S. Government Agency Obligations 27.9%
Federal Home Loan Bank	3.250	11/16/28	70	78,238
Federal Home Loan Mortgage Corp.	0.375	05/05/23	105	105,025
Federal Home Loan Mortgage Corp.	1.500	10/01/50	234	226,482
Federal Home Loan Mortgage Corp.	2.000	01/01/32	38	39,615
Federal Home Loan Mortgage Corp.	2.000	12/01/50	456	456,033
Federal Home Loan Mortgage Corp.	2.500	07/01/31	101	105,852
Federal Home Loan Mortgage Corp.	2.500	04/01/51	298	306,515
Federal Home Loan Mortgage Corp.	2.500	10/01/51	423	435,313
Federal Home Loan Mortgage Corp.	3.000	02/01/32	29	30,496
Federal Home Loan Mortgage Corp.	3.000	02/01/32	33	35,376
Federal Home Loan Mortgage Corp.	3.000	01/01/37	11	11,660
Federal Home Loan Mortgage Corp.	3.000	12/01/37	16	17,024
Federal Home Loan Mortgage Corp.	3.000	12/01/42	104	110,472
Federal Home Loan Mortgage Corp.	3.000	11/01/46	30	32,073
Federal Home Loan Mortgage Corp.	3.000	01/01/47	193	204,608
Federal Home Loan Mortgage Corp.	3.000	03/01/47	130	137,498
Federal Home Loan Mortgage Corp.	3.000	12/01/47	77	80,911
Federal Home Loan Mortgage Corp.	3.000	12/01/47	128	135,205
Federal Home Loan Mortgage Corp.	3.500	11/01/37	18	19,298
Federal Home Loan Mortgage Corp.	3.500	06/01/42	26	28,080
Federal Home Loan Mortgage Corp.	3.500	04/01/46	37	39,165
Federal Home Loan Mortgage Corp.	3.500	11/01/47	50	53,472
Federal Home Loan Mortgage Corp.	3.500	11/01/47	61	64,710
Federal Home Loan Mortgage Corp.	3.500	02/01/48	177	188,322

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal Home Loan Mortgage Corp.	3.500%	04/01/48	367	$388,882
Federal Home Loan Mortgage Corp.	4.000	10/01/45	32	35,134
Federal Home Loan Mortgage Corp.	4.000	05/01/46	68	73,462
Federal Home Loan Mortgage Corp.	4.000	03/01/47	39	41,871
Federal Home Loan Mortgage Corp.	4.000	01/01/48	61	65,320
Federal Home Loan Mortgage Corp.	4.500	07/01/47	68	74,627
Federal Home Loan Mortgage Corp.	4.500	12/01/48	19	20,566
Federal Home Loan Mortgage Corp.	6.250	07/15/32	30	43,204
Federal National Mortgage Assoc.	0.500	06/17/25	50	49,231
Federal National Mortgage Assoc.	0.500	11/07/25	30	29,374
Federal National Mortgage Assoc.	0.625	04/22/25	15	14,846
Federal National Mortgage Assoc.	0.750	10/08/27	110	106,067
Federal National Mortgage Assoc.	0.875	08/05/30	50	46,973
Federal National Mortgage Assoc.	1.500	10/01/50	246	238,918
Federal National Mortgage Assoc.	1.500	02/01/51	237	229,340
Federal National Mortgage Assoc.	2.000	TBA	500	499,990
Federal National Mortgage Assoc.	2.000	07/01/40	212	213,021
Federal National Mortgage Assoc.	2.000	01/01/41	471	480,154
Federal National Mortgage Assoc.	2.000	05/01/41	469	478,164
Federal National Mortgage Assoc.	2.000	09/01/50	348	348,387
Federal National Mortgage Assoc.	2.000	12/01/50	181	181,281
Federal National Mortgage Assoc.	2.000	01/01/51	326	326,584
Federal National Mortgage Assoc.	2.000	03/01/51	148	148,151
Federal National Mortgage Assoc.	2.000	05/01/51	258	258,465
Federal National Mortgage Assoc.	2.500	02/05/24	95	99,125
Federal National Mortgage Assoc.	2.500	06/01/28	89	93,166
Federal National Mortgage Assoc.	2.500	01/01/32	98	102,933
Federal National Mortgage Assoc.	2.500	06/01/41	316	326,304
Federal National Mortgage Assoc.	2.500	02/01/43	41	42,409
Federal National Mortgage Assoc.	2.500	09/01/46	36	37,456
Federal National Mortgage Assoc.	2.500	09/01/46	71	73,234
Federal National Mortgage Assoc.	2.500	05/01/50	211	217,064
Federal National Mortgage Assoc.	2.500	08/01/50	415	426,477
Federal National Mortgage Assoc.	2.500	10/01/50	480	493,567
Federal National Mortgage Assoc.	2.500	04/01/51	912	937,707
Federal National Mortgage Assoc.	2.500	08/01/51	118	122,023
Federal National Mortgage Assoc.	3.000	TBA	250	260,510
Federal National Mortgage Assoc.	3.000	11/01/28	54	57,043
Federal National Mortgage Assoc.	3.000	01/01/30	109	114,296
Federal National Mortgage Assoc.	3.000	12/01/36	34	36,044
Federal National Mortgage Assoc.	3.000	10/01/42	19	20,436
Federal National Mortgage Assoc.	3.000	12/01/42	115	122,791

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal National Mortgage Assoc.	3.000%	02/01/43	221	$234,628
Federal National Mortgage Assoc.	3.000	04/01/43	59	63,242
Federal National Mortgage Assoc.	3.000	08/01/43	176	186,584
Federal National Mortgage Assoc.	3.000	01/01/47	195	205,595
Federal National Mortgage Assoc.	3.000	02/01/47	131	138,540
Federal National Mortgage Assoc.	3.000	01/01/50	114	118,967
Federal National Mortgage Assoc.	3.500	08/01/31	36	38,587
Federal National Mortgage Assoc.	3.500	10/01/32	18	19,022
Federal National Mortgage Assoc.	3.500	06/01/33	25	26,810
Federal National Mortgage Assoc.	3.500	01/01/42	83	89,242
Federal National Mortgage Assoc.	3.500	03/01/42	81	87,311
Federal National Mortgage Assoc.	3.500	10/01/42	222	240,732
Federal National Mortgage Assoc.	3.500	11/01/42	58	62,585
Federal National Mortgage Assoc.	3.500	08/01/43	77	83,328
Federal National Mortgage Assoc.	3.500	03/01/45	130	139,476
Federal National Mortgage Assoc.	3.500	01/01/46	26	27,617
Federal National Mortgage Assoc.	3.500	12/01/46	245	261,022
Federal National Mortgage Assoc.	3.500	01/01/47	57	60,451
Federal National Mortgage Assoc.	3.500	09/01/47	87	93,209
Federal National Mortgage Assoc.	4.000	01/01/41	140	154,949
Federal National Mortgage Assoc.	4.000	04/01/41	91	100,488
Federal National Mortgage Assoc.	4.000	02/01/47	85	91,215
Federal National Mortgage Assoc.	4.000	04/01/48	158	169,356
Federal National Mortgage Assoc.	4.000	12/01/48	148	158,112
Federal National Mortgage Assoc.	4.000	03/01/49	310	331,803
Federal National Mortgage Assoc.	4.500	03/01/41	81	90,388
Federal National Mortgage Assoc.	4.500	02/01/44	74	81,868
Federal National Mortgage Assoc.	4.500	01/01/45	77	85,145
Federal National Mortgage Assoc.	4.500	04/01/48	56	60,553
Federal National Mortgage Assoc.	4.500	05/01/48	15	16,672
Federal National Mortgage Assoc.	4.500	08/01/48	21	22,390
Federal National Mortgage Assoc.	4.500	02/01/49	18	18,926
Federal National Mortgage Assoc.	5.000	11/01/35	101	114,952
Federal National Mortgage Assoc.	5.000	06/01/40	21	23,591
Federal National Mortgage Assoc.	5.000	03/01/42	46	52,633
Federal National Mortgage Assoc.	6.625	11/15/30	15	21,247
Government National Mortgage Assoc.	2.500	TBA	500	512,939
Government National Mortgage Assoc.	2.500	03/20/43	9	9,705
Government National Mortgage Assoc.	2.500	12/20/46	17	17,810
Government National Mortgage Assoc.	3.000	01/20/43	84	88,769
Government National Mortgage Assoc.	3.000	04/20/45	37	38,315
Government National Mortgage Assoc.	3.000	07/20/46	66	68,827

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Government National Mortgage Assoc.	3.000%	09/20/46	67	$70,651
Government National Mortgage Assoc.	3.000	11/20/46	48	49,838
Government National Mortgage Assoc.	3.000	03/20/49	90	93,387
Government National Mortgage Assoc.	3.500	12/20/42	174	186,682
Government National Mortgage Assoc.	3.500	01/20/44	49	52,676
Government National Mortgage Assoc.	3.500	04/20/45	27	28,769
Government National Mortgage Assoc.	3.500	07/20/46	121	128,370
Government National Mortgage Assoc.	3.500	08/20/46	183	193,451
Government National Mortgage Assoc.	3.500	09/20/46	29	30,312
Government National Mortgage Assoc.	3.500	06/20/47	71	74,852
Government National Mortgage Assoc.	3.500	07/20/47	79	83,487
Government National Mortgage Assoc.	3.500	11/20/47	53	55,938
Government National Mortgage Assoc.	4.000	12/20/45	81	88,169
Government National Mortgage Assoc.	4.000	10/20/46	5	5,161
Government National Mortgage Assoc.	4.000	03/20/47	41	43,592
Government National Mortgage Assoc.	4.000	07/20/47	53	56,828
Government National Mortgage Assoc.	4.000	09/20/47	137	146,291
Government National Mortgage Assoc.	4.000	03/20/49	22	23,626
Government National Mortgage Assoc.	4.500	04/20/41	16	17,445
Government National Mortgage Assoc.	4.500	03/20/44	41	46,248
Government National Mortgage Assoc.	4.500	12/20/44	39	42,900
Government National Mortgage Assoc.	4.500	11/20/46	22	24,198
Government National Mortgage Assoc.	4.500	01/20/47	7	7,158
Government National Mortgage Assoc.	5.000	04/20/45	30	34,279
Government National Mortgage Assoc.	5.500	12/15/33	12	13,777
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	25	24,829
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	40	39,221

Total U.S. Government Agency Obligations (cost $16,869,884)				17,085,776
U.S. Treasury Obligations 36.4%
U.S. Treasury Bonds	1.375	11/15/40	1,200	1,084,125
U.S. Treasury Bonds	1.375	08/15/50	565	492,609
U.S. Treasury Bonds	1.625	11/15/50	238	220,355
U.S. Treasury Bonds	1.750	08/15/41	355	341,798
U.S. Treasury Bonds	2.250	05/15/41	1,145	1,196,346
U.S. Treasury Bonds	2.375	05/15/51	170	186,810
U.S. Treasury Bonds	2.500	02/15/46	560	616,612
U.S. Treasury Bonds	3.625	08/15/43	734	948,294
U.S. Treasury Bonds	6.250	08/15/23	790	871,037
U.S. Treasury Notes	0.125	09/30/22	95	94,989

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(Continued)
U.S. Treasury Notes	0.125%	08/31/23	310	$308,220
U.S. Treasury Notes	0.125	09/15/23	1,712	1,700,902
U.S. Treasury Notes	0.250	09/30/25	1,510	1,465,762
U.S. Treasury Notes	0.375	04/30/25	655	642,616
U.S. Treasury Notes	0.500	03/15/23	2,159	2,164,818
U.S. Treasury Notes	0.750	03/31/26	1,670	1,642,993
U.S. Treasury Notes	0.750	04/30/26	1,040	1,022,287
U.S. Treasury Notes	0.875	06/30/26	30	29,609
U.S. Treasury Notes	0.875	09/30/26	230	226,622
U.S. Treasury Notes	1.250	09/30/28	420	414,094
U.S. Treasury Notes	1.375	02/15/23	205	207,931
U.S. Treasury Notes	1.375	10/31/28	400	397,675
U.S. Treasury Notes	1.625	11/15/22	55	55,834
U.S. Treasury Notes	1.625	04/30/23	1,100	1,120,969
U.S. Treasury Notes	1.750	09/30/22	215	218,158
U.S. Treasury Notes	2.000	02/15/25	470	487,698
U.S. Treasury Notes	2.000	08/15/25	795	825,185
U.S. Treasury Notes	2.125	06/30/22	100	101,348
U.S. Treasury Notes	2.125	07/31/24	1,110	1,153,099
U.S. Treasury Notes	2.125	05/15/25	210	218,745
U.S. Treasury Notes	2.625	02/15/29	1,210	1,306,989
U.S. Treasury Strips Coupon	1.122(s)	02/15/36	35	26,936
U.S. Treasury Strips Coupon	1.225(s)	02/15/41	15	9,964
U.S. Treasury Strips Coupon	1.371(s)	05/15/42	55	35,443
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	20	13,032
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	15	9,592
U.S. Treasury Strips Coupon	1.463(s)	11/15/42	35	22,359
U.S. Treasury Strips Coupon	1.920(s)	02/15/29	5	4,458
U.S. Treasury Strips Coupon	2.045(s)	11/15/36	45	33,994
U.S. Treasury Strips Coupon	2.222(s)	05/15/39	115	80,788
U.S. Treasury Strips Coupon	2.271(s)	08/15/39	185	128,626
U.S. Treasury Strips Coupon	2.350(s)	05/15/44	250	155,430

Total U.S. Treasury Obligations (cost $22,148,242)				22,285,151

Total Long-Term Investments (cost $59,390,547)				60,482,519

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Short-Term Investment 4.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,629,852)(wb)	2,629,852	$2,629,852

TOTAL INVESTMENTS 103.1% (cost $62,020,399)		63,112,371
Liabilities in excess of other assets (3.1)%		(1,915,829)

Net Assets 100.0%		$61,196,542

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs—Build America Bonds
GMTN—Global Medium Term Note
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust
Strips—Separate Trading of Registered Interest and Principal of Securities
TBA—To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).